Related Parties (Details Textual)	1 Months Ended	12 Months Ended
	Aug. 27, 2018	Dec. 31, 2018
Related Parties (Textual)
Insurance policy liability, description	The shareholders of the Company have approved the renewal of such policy and the purchase of another directors and officers' liability insurance policy and the purchase of any other similar policy upon the expiration of such policies, provided that the coverage will not exceed certain premium and that the premium for the renewed policy(ies) will not exceed 300,000$ an amount representing an increase of 20% each year as compared to 300,000$.	In addition to the ongoing police, on the closing of the Company's plan of Arrangement on February 20,2014 the Company's then exiting on-going policy has been converted into a Run Off policy which will expired following the elapse of seven years thereafter (i.e., February 20, 2021).
York Capital Management Global Advisors, LLC [Member]
Related Parties (Textual)
Share capital, percentage		18.90%
Davidson Kempner Capital Management LLC [Member]
Related Parties (Textual)
Share capital, percentage		14.30%
Directors and officers [Member]
Related Parties (Textual)
Insurance policy liability, description		The directors and officers of the Company and its subsidiaries (excluding PC and its subsidiaries which are covered under a separate policy), are covered by directors' and officers' liability insurance policy of up to USD 55 million per occurrence and in the aggregate during the duration of the policy.
Increase of premium, percentage		20.00%
Insurance policy expire, date		Mar. 01, 2020